CONVERTIBLE REDEEMABLE PREFERRED SHARES - Summary of activities (Details) - CNY (¥) ¥ in Thousands															12 Months Ended
	Dec. 06, 2017	Nov. 23, 2017	Aug. 31, 2017	Jul. 28, 2017	Dec. 30, 2016	Apr. 20, 2016	Dec. 01, 2015	Nov. 13, 2015	Mar. 13, 2015	Nov. 28, 2014	Sep. 09, 2014	Apr. 22, 2013	Mar. 26, 2013	Jul. 17, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in temporary equity
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance															¥ 8,420,644
Repurchase of the surrender shares (Note 24)															(698,680)
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance																¥ 8,420,644
Series A convertible redeemable preferred shares
Change in temporary equity
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance															¥ 94,411,209	¥ 87,866,557	¥ 81,385,584
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance (in shares)															50,000,000	50,000,000	50,000,000
Issuance of Shares, net of issuance cost (in shares)														50,000,000
Accretion on convertible redeemable preferred shares to redemption value															¥ 3,232,164	¥ 6,544,652	¥ 6,480,973
Repurchase of the surrender shares (Note 24)															¥ (6,471,764)
Repurchase of the surrender shares (Note 24) (in shares)															(3,313,980)
Convert to ordinary shares upon IPO															¥ (91,171,609)
Convert to ordinary shares upon IPO (in shares)															(46,686,020)
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance																¥ 94,411,209	¥ 87,866,557
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance (in shares)																50,000,000	50,000,000
Series A-1 convertible redeemable preferred shares
Change in temporary equity
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance															¥ 69,193,372	¥ 62,594,238
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance (in shares)															4,910,890	4,910,890
Issuance of Shares, net of issuance cost																	¥ 57,941,529
Issuance of Shares, net of issuance cost (in shares)						4,910,890											4,910,890
Accretion on convertible redeemable preferred shares to redemption value															¥ 3,336,630	¥ 6,599,134	¥ 4,652,709
Convert to ordinary shares upon IPO															¥ (72,530,002)
Convert to ordinary shares upon IPO (in shares)															(4,910,890)
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance																¥ 69,193,372	¥ 62,594,238
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance (in shares)																4,910,890	4,910,890
Series B convertible redeemable preferred shares
Change in temporary equity
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance															¥ 180,293,845	¥ 167,596,431	¥ 155,112,560
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance (in shares)															70,602,630	70,602,630	70,602,630
Issuance of Shares, net of issuance cost (in shares)												17,650,660	52,951,970
Accretion on convertible redeemable preferred shares to redemption value															¥ 6,271,618	¥ 12,697,414	¥ 12,483,871
Convert to ordinary shares upon IPO															¥ (186,565,463)
Convert to ordinary shares upon IPO (in shares)															(70,602,630)
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance																¥ 180,293,845	¥ 167,596,431
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance (in shares)																70,602,630	70,602,630
Series C convertible redeemable preferred shares
Change in temporary equity
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance															¥ 408,558,925	¥ 375,169,859	¥ 342,087,590
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance (in shares)															97,267,680	97,267,680	97,267,680
Accretion on convertible redeemable preferred shares to redemption value															¥ 16,640,809	¥ 33,389,066	¥ 33,082,269
Repurchase of the surrender shares (Note 24)															¥ (36,829,243)
Repurchase of the surrender shares (Note 24) (in shares)															(8,424,970)
Convert to ordinary shares upon IPO															¥ (388,370,491)
Convert to ordinary shares upon IPO (in shares)															(88,842,710)
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance																¥ 408,558,925	¥ 375,169,859
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance (in shares)																97,267,680	97,267,680
Series D convertible redeemable preferred shares
Change in temporary equity
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance															¥ 1,703,667,099	¥ 1,558,207,097	¥ 1,414,071,460
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance (in shares)															159,355,150	159,355,150	159,355,150
Issuance of Shares, net of issuance cost (in shares)										14,486,830	144,868,320
Accretion on convertible redeemable preferred shares to redemption value															¥ 72,704,263	¥ 145,460,002	¥ 144,135,637
Convert to ordinary shares upon IPO															¥ (1,776,371,362)
Convert to ordinary shares upon IPO (in shares)															(159,355,150)
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance																¥ 1,703,667,099	¥ 1,558,207,097
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance (in shares)																159,355,150	159,355,150
Series E convertible redeemable preferred shares
Change in temporary equity
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance															¥ 1,146,350,895	¥ 1,052,567,101	¥ 960,738,373
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance (in shares)															89,477,490	89,477,490	89,477,490
Issuance of Shares, net of issuance cost (in shares)									89,477,490
Accretion on convertible redeemable preferred shares to redemption value															¥ 46,708,885	¥ 93,783,794	¥ 91,828,728
Convert to ordinary shares upon IPO															¥ (1,193,059,780)
Convert to ordinary shares upon IPO (in shares)															(89,477,490)
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance																¥ 1,146,350,895	¥ 1,052,567,101
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance (in shares)																89,477,490	89,477,490
Series F convertible redeemable preferred shares
Change in temporary equity
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance															¥ 1,563,656,740	¥ 1,432,056,198	¥ 1,303,374,879
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance (in shares)															85,162,200	85,162,200	85,162,200
Issuance of Shares, net of issuance cost (in shares)							12,108,370	73,053,830
Accretion on convertible redeemable preferred shares to redemption value															¥ 65,810,530	¥ 131,600,542	¥ 128,681,319
Convert to ordinary shares upon IPO															¥ (1,629,467,270)
Convert to ordinary shares upon IPO (in shares)															(85,162,200)
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance																¥ 1,563,656,740	¥ 1,432,056,198
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance (in shares)																85,162,200	85,162,200
Series G convertible redeemable preferred shares
Change in temporary equity
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance															¥ 3,214,932,302
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Beginning Balance (in shares)															130,384,730
Issuance of Shares, net of issuance cost																¥ 3,089,182,344
Issuance of Shares, net of issuance cost (in shares)		14,764,090	16,777,370	28,117,410	70,725,860											130,384,730
Accretion on convertible redeemable preferred shares to redemption value															¥ 68,361,184	¥ 125,749,958
Convert to ordinary shares upon IPO															¥ (3,283,293,486)
Convert to ordinary shares upon IPO (in shares)															(130,384,730)
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance																¥ 3,214,932,302
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests, Ending Balance (in shares)																130,384,730
Series G-Plus convertible redeemable preferred shares
Change in temporary equity
Issuance of Shares, net of issuance cost															¥ 2,066,336,179
Issuance of Shares, net of issuance cost (in shares)	67,922,000	67,922,000													67,922,000
Accretion on convertible redeemable preferred shares to redemption value															¥ 35,885,258
Convert to ordinary shares upon IPO															¥ (2,102,221,437)
Convert to ordinary shares upon IPO (in shares)															(67,922,000)